Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
CASH FLOW FROM OPERATING ACTIVITIES
Net Earnings	$ 16,323	$ 13,831	$ 10,514
Adjustments to reconcile net earnings to cash flows from operating activities:
Depreciation and amortization of property and intangibles	3,895	4,104	3,666
Stock based compensation	792	728	662
Noncontrolling interest	0	0	339
Venezuela adjustments	87	108	0
Asset write-downs	410	739	2,131
Net gain on sale of assets/businesses	(2,383)	(113)	(908)
Net gain on equity investment transactions	0	(417)	0
Deferred tax provision	441	(607)	(39)
Accounts receivable allowances	(28)	(131)	92
Changes in assets and liabilities, net of effects from acquisitions:
Increase in accounts receivable	(247)	(632)	(9)
Increase in inventories	(1,120)	(622)	(1)
Increase in accounts payable and accrued liabilities	955	1,821	2,768
Decrease/(Increase) in other current and non-current assets	442	(1,693)	(1,264)
(Decrease)/Increase in other current and non-current liabilities	(1,096)	298	(2,555)
Net cash flows from operating activities	18,471	17,414	15,396
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(3,714)	(3,595)	(2,934)
Proceeds from the disposal of assets/businesses, net	4,631	458	1,509
Acquisitions, net of cash acquired (Note 20)	(2,129)	(835)	(4,486)
Purchases of investments	(34,913)	(18,923)	(13,434)
Sales of investments	24,119	18,058	14,797
Other (primarily intangibles)	(299)	(266)	38
Net cash used by investing activities	(12,305)	(5,103)	(4,510)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends to shareholders	(7,768)	(7,286)	(6,614)
Repurchase of common stock	(7,124)	(3,538)	(12,919)
Proceeds from short-term debt	1,863	1,411	3,268
Retirement of short-term debt	(1,267)	(1,397)	(6,175)
Proceeds from long-term debt	2,098	3,607	45
Retirement of long-term debt	(1,844)	(1,593)	(804)
Proceeds from the exercise of stock options/excess tax benefits	1,782	2,649	2,720
Other	0	56	(83)
Net cash used by financing activities	(12,260)	(6,091)	(20,562)
Effect of exchange rate changes on cash and cash equivalents	(310)	(204)	45
(Decrease)/Increase in cash and cash equivalents	(6,404)	6,016	(9,631)
Cash and cash equivalents, beginning of year (Note 1)	20,927	14,911	24,542
Cash and cash equivalents, end of year (Note 1)	14,523	20,927	14,911
Supplemental Cash Flow Data
Interest	603	596	616
Interest, net of amount capitalized	488	491	501
Income taxes	3,536	3,155	2,507
Supplemental schedule of non-cash investing and financing activities
Treasury Stock Issued For Employee Compensation And Stock Option Plans Net Of Cash Proceeds	1,170	743	615
Conversion of debt	17	22	0
Acquisitions
Fair value of assets acquired	2,167	1,028	19,025
Fair value of liabilities assumed and non-controlling interests	(38)	(193)	(1,204)
Net fair value of acquisitions	2,129	835	17,821
Net cash paid for aquisitions	2,129	835	4,486
Synthes, Inc [Member]
Supplemental schedule of non-cash investing and financing activities
Issuance of common stock associated with the acquisition of Synthes, Inc.	0	0	13,335
Acquisitions
Issuance of common stock associated with the acquisition of Synthes, Inc.	$ 0	$ 0	$ 13,335